Leases - Lease Maturity Schedule - ASC 842 (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Operating Leases
2021	$ 8,197
2022	7,064
2023	5,771
2024	4,342
2025	2,994
Thereafter	5,317
Total lease payments	33,685
Less: Interest	(4,998)
Total lease liabilities	28,687
Finance Leases
2021	392
2022	144
2023	35
2024	35
2025	8
Thereafter	0
Total lease payments	614
Less: Interest	(20)
Total lease liabilities	$ 594